ACCOUTNING POLICIES (Derivative financial instruments and hedging activities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flow hedges
Derivative instruments, gain (loss) [Line Items]
Effective portion of hedge	$ (40)	$ (230)